December 17, 2014

DBX ETF TRUST

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

(the “Funds”)

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information

dated October 1, 2014

The following information supersedes and replaces any contrary information in the “A-Shares tax risk” section of the Summary Prospectuses, “A Further Discussion of Principal Risks—The following risks apply to the Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF—Tax risk” section of the Prospectus, and “General Considerations and Risks—Deutsche X-trackers Harvest CSI 300 China A-Shares ETF and Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF only—Taxation Risk” and “Taxes—PRC Taxation” sections of the Statement of Additional Information.

As of November 17, 2014, each Fund no longer reserves 10% of its realized and unrealized gains from the Fund’s investments in A-Shares of “land-rich” enterprises (which are companies that have greater than 50% of their assets in land or real properties in China).

If China begins applying tax rules regarding the taxation of income from A-Shares investment to “Renminbi Qualified Foreign Institutional Investors” and/or begins collecting capital gains taxes on such investments, the Funds could be subject to withholding tax liability. The impact of any such tax liability on the Funds’ return could be substantial.